                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-02589
                                                      ---------

                            Eaton Vance Series Trust
                            ------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2004
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2004

EATON VANCE TAX-MANAGED GROWTH FUND 1.0

[GRAPHIC IMAGE]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 as of December 31, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[PHOTO OF DUNCAN W. RICHARDSON]

Duncan W. Richardson
Portfolio Manager

THE FUND

PERFORMANCE FOR THE PAST YEAR

- During the year ended December 31, 2004, shares of Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund) had a total return of 9.68%. This return was the result of an increase in net asset value (NAV) per share to $530.77 on December 31, 2004, from $493.87 on December 31, 2003, and the reinvestment of $5.95 per share in dividend income and $4.6465 per share in capital gains.

- For comparison, the S&P 500 Index - a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance - had a total return of 10.87% for the same period.(1)

- The Fund estimates that virtually all of the income declared by the Fund in calendar year 2004 will be considered qualifying dividend income, subject to taxation at long-term capital gains rates no greater than 15%.

   SEE PAGES 3 AND 4 FOR MORE PERFORMANCE INFORMATION, INCLUDING AFTER-TAX RETURNS.

MANAGEMENT DISCUSSION

- Economic pressures lingered for much of 2004, but the lifting of some political uncertainty ignited a year-end market rally, helping U.S. equities lock in a second year of consecutive gains. Strength in the broader market was a function of several economic and fundamental factors: historically low interest rates, decisive election results, retreating oil prices and solid earnings growth. A wave of merger and acquisition activity provided additional support for equities, as companies across the technology, telecommunications, and health care sectors announced multi-billion dollar combinations. Although the Federal Funds rate increased to 2.25% during the year, domestic monetary policy remained accommodative.

- While the Fund's performance for the year ended December 31, 2004, was strong, returns trailed those of the S&P 500 Index.(2) Tax-Managed Growth Portfolio (the Portfolio)'s underperformance was primarily driven by weaker stock selection within some of the industries that led the market. The Portfolio remained overweighted in the outperforming consumer discretionary sector, but limited exposure to better-performing industries, such as internet and multi-line retailers, hindered returns. Health care stocks trailed the market for much of the year, and the Portfolio benefited by underweighting the sector. The Portfolio's stock selection, however, particularly within health care equipment and biotechnology industries, was negative. Another factor contributing to the Fund's underperformance versus the market was a continued underweighting of the utilities and telecom sectors, some of the best performing sectors of 2004.

- During the year, we decreased the Portfolio's financial sector exposure. This shift, particularly in insurance and financial service holdings, was beneficial. Additionally, the Portfolio's de-emphasis of the technology sector helped performance, since it underperformed the broader market for much of the year.

- Energy and industrial stocks were some of the best performers of 2004. The Portfolio benefited from its continued emphasis of the industrials and energy sectors. Supply pressures and rising exploration costs, coupled with international uncertainty, kept oil prices elevated for much of the year, supporting strong price advancement of oil equipment and drilling investments. The Portfolio's exposure to air freight logistics and machinery stocks in the industrial sector, which advanced on continued earnings recovery and strong equipment demand, was beneficial to performance.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

(1) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of the Fund with that of the S&P 500 Index, an unmanaged index of 500 common stocks commonly used as a measure of U.S. stock market performance. The lines on the graphs represent the total returns of a hypothetical investment of $10,000 in each of the Fund and the S&P 500 Index. The table includes the total returns of the Fund. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

PERFORMANCE

Average Annual Total Returns (at net asset value)

One Year                    9.68%
Five Years                  0.25
Ten Years                  13.02
Life of Fund (3/29/66)     10.33

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED GROWTH FUND 1.0 VS. THE S&P 500 INDEX*

December 31, 1994 - December 31, 2004

                   EATON VANCE TAX-MANAGED GROWTH FUND 1.0          STANDARD & POOR'S 500 INDEX
12/31/1994                                        $ 10,000                             $ 10,000
 1/31/1995                                        $ 10,265                             $ 10,259
 2/28/1995                                        $ 10,730                             $ 10,659
 3/31/1995                                        $ 11,201                             $ 10,973
 4/30/1995                                        $ 11,624                             $ 11,295
 5/31/1995                                        $ 11,737                             $ 11,746
 6/30/1995                                        $ 12,321                             $ 12,019
 7/31/1995                                        $ 12,793                             $ 12,417
 8/31/1995                                        $ 12,728                             $ 12,448
 9/30/1995                                        $ 13,216                             $ 12,973
10/31/1995                                        $ 13,351                             $ 12,927
11/30/1995                                        $ 13,508                             $ 13,493
12/31/1995                                        $ 13,728                             $ 13,753
 1/31/1996                                        $ 14,164                             $ 14,221
 2/29/1996                                        $ 14,486                             $ 14,353
 3/31/1996                                        $ 14,553                             $ 14,491
 4/30/1996                                        $ 14,950                             $ 14,705
 5/31/1996                                        $ 15,289                             $ 15,083
 6/30/1996                                        $ 15,351                             $ 15,141
 7/31/1996                                        $ 14,639                             $ 14,472
 8/31/1996                                        $ 15,070                             $ 14,778
 9/30/1996                                        $ 15,963                             $ 15,609
10/31/1996                                        $ 16,378                             $ 16,039
11/30/1996                                        $ 17,533                             $ 17,251
12/31/1996                                        $ 17,234                             $ 16,909
 1/31/1997                                        $ 18,236                             $ 17,965
 2/28/1997                                        $ 18,108                             $ 18,106
 3/31/1997                                        $ 17,556                             $ 17,363
 4/30/1997                                        $ 18,462                             $ 18,399
 5/31/1997                                        $ 19,621                             $ 19,518
 6/30/1997                                        $ 20,505                             $ 20,392
 7/31/1997                                        $ 22,173                             $ 22,014
 8/31/1997                                        $ 21,221                             $ 20,782
 9/30/1997                                        $ 22,398                             $ 21,919
10/31/1997                                        $ 21,569                             $ 21,188
11/30/1997                                        $ 22,211                             $ 22,168
12/31/1997                                        $ 22,778                             $ 22,548
 1/31/1998                                        $ 22,866                             $ 22,797
 2/28/1998                                        $ 24,703                             $ 24,441
 3/31/1998                                        $ 25,912                             $ 25,691
 4/30/1998                                        $ 26,370                             $ 25,950
 5/31/1998                                        $ 25,556                             $ 25,504
 6/30/1998                                        $ 26,531                             $ 26,539
 7/31/1998                                        $ 25,928                             $ 26,258
 8/31/1998                                        $ 22,138                             $ 22,465
 9/30/1998                                        $ 23,569                             $ 23,904
10/31/1998                                        $ 25,251                             $ 25,847
11/30/1998                                        $ 26,571                             $ 27,413
12/31/1998                                        $ 28,644                             $ 28,992
 1/31/1999                                        $ 29,488                             $ 30,203
 2/28/1999                                        $ 28,642                             $ 29,265
 3/31/1999                                        $ 29,506                             $ 30,435
 4/30/1999                                        $ 30,326                             $ 31,614
 5/31/1999                                        $ 29,712                             $ 30,869
 6/30/1999                                        $ 31,166                             $ 32,580
 7/31/1999                                        $ 30,092                             $ 31,564
 8/31/1999                                        $ 29,730                             $ 31,408
 9/30/1999                                        $ 28,775                             $ 30,548
10/31/1999                                        $ 30,573                             $ 32,480
11/30/1999                                        $ 31,327                             $ 33,140
12/31/1999                                        $ 33,589                             $ 35,091
 1/31/2000                                        $ 32,452                             $ 33,328
 2/29/2000                                        $ 33,165                             $ 32,698
 3/31/2000                                        $ 35,592                             $ 35,895
 4/30/2000                                        $ 35,002                             $ 34,815
 5/31/2000                                        $ 34,397                             $ 34,100
 6/30/2000                                        $ 35,399                             $ 34,941
 7/31/2000                                        $ 34,806                             $ 34,395
 8/31/2000                                        $ 37,117                             $ 36,531
 9/30/2000                                        $ 35,965                             $ 34,603
10/31/2000                                        $ 36,032                             $ 34,456
11/30/2000                                        $ 33,641                             $ 31,741
12/31/2000                                        $ 34,456                             $ 31,897
 1/31/2001                                        $ 34,886                             $ 33,028
 2/28/2001                                        $ 32,545                             $ 30,018
 3/31/2001                                        $ 30,539                             $ 28,118
 4/30/2001                                        $ 32,571                             $ 30,301
 5/31/2001                                        $ 32,988                             $ 30,504
 6/30/2001                                        $ 32,254                             $ 29,762
 7/31/2001                                        $ 31,938                             $ 29,469
 8/31/2001                                        $ 30,386                             $ 27,626
 9/30/2001                                        $ 27,844                             $ 25,395
10/31/2001                                        $ 28,227                             $ 25,880
11/30/2001                                        $ 30,451                             $ 27,865
12/31/2001                                        $ 31,110                             $ 28,109
 1/31/2002                                        $ 30,653                             $ 27,699
 2/28/2002                                        $ 30,167                             $ 27,165
 3/31/2002                                        $ 31,366                             $ 28,186
 4/30/2002                                        $ 30,080                             $ 26,478
 5/31/2002                                        $ 29,891                             $ 26,284
 6/30/2002                                        $ 27,710                             $ 24,412
 7/31/2002                                        $ 25,512                             $ 22,510
 8/31/2002                                        $ 25,731                             $ 22,657
 9/30/2002                                        $ 23,523                             $ 20,197
10/31/2002                                        $ 25,112                             $ 21,973
11/30/2002                                        $ 26,259                             $ 23,265
12/31/2002                                        $ 25,032                             $ 21,899
 1/31/2003                                        $ 24,195                             $ 21,326
 2/28/2003                                        $ 23,724                             $ 21,006
 3/31/2003                                        $ 23,865                             $ 21,209
 4/30/2003                                        $ 25,637                             $ 22,956
 5/31/2003                                        $ 26,854                             $ 24,164
 6/30/2003                                        $ 27,080                             $ 24,473
 7/31/2003                                        $ 27,578                             $ 24,904
 8/31/2003                                        $ 28,139                             $ 25,389
 9/30/2003                                        $ 27,725                             $ 25,120
10/31/2003                                        $ 29,335                             $ 26,540
11/30/2003                                        $ 29,733                             $ 26,774
12/31/2003                                        $ 31,006                             $ 28,177
 1/31/2004                                        $ 31,385                             $ 28,694
 2/29/2004                                        $ 31,955                             $ 29,093
 3/31/2004                                        $ 31,664                             $ 28,654
 4/30/2004                                        $ 31,258                             $ 28,205
 5/31/2004                                        $ 31,628                             $ 28,591
 6/30/2004                                        $ 32,080                             $ 29,147
 7/31/2004                                        $ 30,946                             $ 28,182
 8/31/2004                                        $ 31,000                             $ 28,295
 9/30/2004                                        $ 31,411                             $ 28,602
10/31/2004                                        $ 31,760                             $ 29,038
11/30/2004                                        $ 33,034                             $ 30,213
12/31/2004                                        $ 34,009                             $ 31,241

*    SOURCE: THOMSON FINANCIAL. THE FUND COMMENCED INVESTMENT OPERATIONS ON
     3/29/66.

     IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT ANY COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

     TEN LARGEST HOLDINGS**

     By net assets

     General Electric Co.                  2.25%
     American International Group (1)      1.95
     Pepsico Inc.                          1.71
     Exxon Mobil Corp.                     1.67
     BP PLC Spons ADR                      1.55
     United Parcel Service, Inc.           1.52
     Morgan Stanley                        1.37
     Amgen Inc.                            1.36
     Deere & Co.                           1.30
     IBM Corp.                             1.25

[CHART]

COMMON STOCK INVESTMENTS BY SECTOR**

By net assets

Financials                                23.24%
Industrials                               15.44%
Consumer Discretionary                    13.06%
Consumer Staples                          12.22%
Information Technology                    12.06%
Health Care                               11.13%
Energy                                     8.36%
Telecommunications Services                2.19%
Materials                                  1.73%
Utilities                                  0.40%

** Ten Largest Holdings represented 15.93% of the Portfolio's net assets as of December 31, 2004. Holdings are subject to change due to active management.

(1) This percentage does not reflect 3,000,000 shares of American International Group (AIG) sold short at December 31, 2004. Adjusting for the short sale, AIG represented 0.92% of the Portfolio's net assets. See financial statements of the Portfolio included herein.

"Return Before Taxes" does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. "Return After Taxes on Distributions" reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares.

"Return After Taxes on Distributions and Sale of Fund Shares" also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended December 31, 2004)

Returns at Net Asset Value (NAV)

                                                                    ONE YEAR   FIVE YEARS  TEN YEARS
Return Before Taxes                                                   9.68%       0.25%      13.02%
Return After Taxes on Distributions                                   9.29%       0.01%      12.72%
Return After Taxes on Distributions and Sale of Fund Shares           6.68%       0.21%      11.65%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

The Fund commenced investment operations 3/29/66.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                     EATON VANCE TAX-MANAGED GROWTH FUND 1.0

                                   BEGINNING ACCOUNT VALUE  ENDING ACCOUNT VALUE  EXPENSES PAID DURING PERIOD*
                                           (7/1/04)              (12/31/04)            (7/1/04 - 12/31/04)
          ----------------------------------------------------------------------------------------------------
          Actual                           $ 1,000.00             $ 1,060.20                  $ 2.38
          Hypothetical
          (5% return per
            year before expenses)          $ 1,000.00             $ 1,022.80                  $ 2.34

          * Expenses are equal to the Fund's annualized expense ratio of 0.46% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investment in Tax Managed Growth Portfolio, at value
   (identified cost, $166,460,660)                                                 $   1,003,991,969
----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $   1,003,991,969
----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                                   $         337,768
Payable to affiliate for Trustees' fees                                                          663
Accrued expenses                                                                              14,943
----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $         353,374
----------------------------------------------------------------------------------------------------
NET ASSETS FOR 1,890,911 SHARES OF BENEFICIAL INTEREST OUTSTANDING                 $   1,003,638,595
----------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                    $     172,950,170
Accumulated net realized gain from Portfolio (computed on the
   basis of identified cost)                                                              12,666,288
Accumulated federal tax on undistributed net realized long-term
   capital gain, paid on behalf of the shareholders                                      (19,509,172)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                      837,531,309
----------------------------------------------------------------------------------------------------
TOTAL                                                                              $   1,003,638,595
----------------------------------------------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION
PRICE PER SHARE

($1,003,638,595 DIVIDED BY 1,890,911 SHARES OF BENEFICIAL INTEREST OUTSTANDING)    $          530.77
----------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $207,268)                $      15,843,868
Interest allocated from Portfolio                                                             62,890
Expenses allocated from Portfolio                                                         (4,373,812)
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                               $      11,532,946
----------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                                        $           2,832
Transfer and dividend disbursing agent fees                                                   41,330
Custodian fee                                                                                 35,314
Legal and accounting services                                                                 25,463
Printing and postage                                                                           8,563
Miscellaneous                                                                                     94
----------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $         113,596
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $      11,419,350
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $      61,128,600
   Foreign currency transactions                                                               3,303
----------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $      61,131,903
----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                             $      19,422,864
   Securities sold short                                                                    (986,152)
   Foreign currency                                                                            4,455
----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $      18,441,167
----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $      79,573,070
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $      90,992,420
----------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                  YEAR ENDED          YEAR ENDED
IN NET ASSETS                                        DECEMBER 31, 2004   DECEMBER 31, 2003
------------------------------------------------------------------------------------------
From operations --
   Net investment income                             $      11,419,350   $       9,247,706
   Net realized gain from investment
      transactions, securities sold short
      and foreign currency transactions                     61,131,903         151,892,344
   Net change in unrealized appreciation
      (depreciation) of investments,
      securities sold short and
      foreign currency                                      18,441,167          33,254,105
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $      90,992,420   $     194,394,155
------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                        $     (11,422,655)  $      (9,126,321)
   From net realized gain on
      investment transactions                               (8,755,776)        (17,532,783)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  $     (20,178,431)  $     (26,659,104)
------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                         $       5,937,571   $       8,407,459
   Cost of shares redeemed                                 (52,296,005)        (59,968,391)
------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                           $     (46,358,434)  $     (51,560,932)
------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $      24,455,555   $     116,174,119
------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $     979,183,040   $     863,008,921
------------------------------------------------------------------------------------------
AT END OF YEAR                                       $   1,003,638,595   $     979,183,040
------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS

AT END OF YEAR                                       $              --   $         651,518
------------------------------------------------------------------------------------------

                       See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                              YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                           2004          2003            2002           2001           2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $    493.870   $    410.040   $    514.030   $    572.920   $    562.030
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $      5.964   $      4.627   $      3.840   $      3.292   $      3.880
Net realized and unrealized gain (loss)                      41.533         92.657       (104.030)       (58.932)        15.106
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                    $     47.497   $     97.284   $   (100.190)  $    (55.640)  $     18.986
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $     (5.950)  $     (4.550)  $     (3.800)  $     (3.250)  $     (3.740)
From net realized gain                                       (4.647)        (8.904)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    $    (10.597)  $    (13.454)  $     (3.800)  $     (3.250)  $     (3.740)
-------------------------------------------------------------------------------------------------------------------------------

PROVISION FOR FEDERAL TAX ON UNDISTRIBUTED NET
 REALIZED LONG-TERM GAIN                               $         --   $         --   $         --   $         --   $     (4.356)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF YEAR                         $    530.770   $    493.870   $    410.040   $    514.030   $    572.920
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                9.68%         23.86%        (19.54)%        (9.71)%         2.58%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                $  1,003,639   $    979,183   $    863,009   $  1,138,791   $  1,322,820
Ratios (As a percentage of average daily net
 assets):
   Expenses(2)                                                 0.46%          0.47%          0.47%          0.46%          0.46%
   Expenses after custodian fee reduction(2)                   0.46%            --             --             --             --
   Net investment income                                       1.17%          1.04%          0.83%          0.63%          0.66%
Portfolio Turnover of the Portfolio                               3%            15%            23%            18%            13%
-------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio
   reflect a reduction of the investment adviser
   fee. Had such action not been taken, the
   ratios and net investment income per share
   would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(2)                                                 0.46%            --             --             --             --
   Expenses after custodian fee reduction(2)                   0.46%            --             --             --             --
   Net investment income                                       1.17%            --             --             --             --
Net investment income per share                        $      5.964             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)  Includes the Fund's share of the Portfolio's allocated expenses.

                       See notes to financial statements

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 as of December 31, 2004
NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), is a diversified series of Eaton Vance Series Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (5.2% at December 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

     C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Although the Fund intends to distribute net realized long-term gains to shareholders each year, the Fund reserves the right to designate such gains as undistributed and pay the federal tax thereon on behalf of shareholders. Provision for such tax is recorded on the Fund's records on the last business day of the Fund's fiscal year because the Internal Revenue Code provides that such tax is allocated among shareholders of record on that date.

     E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as a custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

     F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

     G OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

     H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2    DISTRIBUTIONS TO SHAREHOLDERS

     The Fund's policy is to distribute all or substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are re-classified to paid-in capital.

     During the year ended December 31, 2004, accumulated paid-in capital was increased by $172,950,170, accumulated undistributed net investment income was decreased by $648,213, and accumulated net realized gain was decreased by $172,301,957 primarily due to differences between book and tax accounting treatment of foreign currency gain (loss) and redemptions-in-kind. This change had no effect on the net assets or the net asset value per share.

     As of year ended December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

     Unrealized appreciation                           $ 846,796,728
     Accumulated undistributed net realized gain       $   3,400,869

3    SHARES OF BENEFICIAL INTEREST

     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          YEAR ENDED DECEMBER 31,
                                                       ---------------------------
                                                            2004         2003
     -----------------------------------------------------------------------------
     Issued to shareholders electing to receive
       payments of distributions in Fund shares              11,439         17,489
     Redemptions                                           (103,202)      (139,511)
     -----------------------------------------------------------------------------
     NET DECREASE                                           (91,763)      (122,022)
     -----------------------------------------------------------------------------

4    INVESTMENT TRANSACTIONS

     Decreases in the Fund's investment in the Portfolio aggregated $66,345,919 for the year ended December 31, 2004.

5    TRANSACTIONS WITH AFFILIATES

     Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2004, EVM earned $4,749 in sub-transfer agent fees.

     Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of these annual fees in accordance with terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred.

     Certain officers and Trustees of the Fund are officers of the above organizations.

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 as of December 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES OF EATON VANCE SERIES TRUST AND SHAREHOLDERS OF EATON VANCE TAX-MANAGED GROWTH FUND 1.0:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund) (one of the series constituting Eaton Vance Series Trust) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Growth Fund 1.0 at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 as of December 31, 2004
FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you received in January 2005 showed the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

QUALIFIED DIVIDEND INCOME. The Fund designates approximately 100%, the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

DIVIDENDS RECEIVED DEDUCTION. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualified under tax law. For the Fund's fiscal 2004 ordinary income dividends, 100% qualified for the corporate dividends received deduction.

CAPITAL GAINS DIVIDENDS. The Fund designates $8,755,778 as a capital gain dividend.

TAX-MANAGED GROWTH PORTFOLIO as of December 31, 2004
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 99.8%

SECURITY                                                                            SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.8%

Boeing Company (The)                                                                     796,801   $       41,250,388
General Dynamics                                                                         735,000           76,881,000
Honeywell International, Inc.                                                            277,798            9,836,827
Northrop Grumman Corp.                                                                 3,497,103          190,102,519
Raytheon Company                                                                         340,663           13,227,944
Rockwell Collins, Inc.                                                                   190,614            7,517,816
Teledyne Technologies Incorporated(1)                                                      6,117              180,023
United Technologies Corp.                                                              1,897,601          196,117,063
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      535,113,580
---------------------------------------------------------------------------------------------------------------------

AIR FREIGHT AND LOGISTICS -- 2.9%

FedEx Corporation                                                                      2,106,578   $      207,476,867
Robinson (C.H.) Worldwide, Inc.                                                        1,098,233           60,973,896
United Parcel Service, Inc. Class B                                                    3,401,734          290,712,188
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      559,162,951
---------------------------------------------------------------------------------------------------------------------

AIRLINES -- 0.0%

Southwest Airlines, Inc.                                                                 294,642   $        4,796,772
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $        4,796,772
---------------------------------------------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.2%

ArvinMeritor, Inc.                                                                         8,000   $          178,960
Borg-Warner Automotive, Inc.                                                             381,499           20,665,801
Dana Corp.                                                                                25,000              433,250
Delphi Automotive Systems Corp.                                                            6,199               55,915
Johnson Controls, Inc.                                                                   234,164           14,855,364
Visteon Corp.                                                                              9,828               96,020
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $       36,285,310
---------------------------------------------------------------------------------------------------------------------

AUTOMOBILES -- 0.1%

DaimlerChrysler AG                                                                         7,000   $          336,350
Ford Motor Co.                                                                           145,050            2,123,532
General Motors Corp.                                                                      13,492              540,490
Harley-Davidson, Inc.                                                                    140,700            8,547,525
Honda Motor Co. Ltd. ADR                                                                  20,000              521,200
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $       12,069,097
---------------------------------------------------------------------------------------------------------------------

BEVERAGES -- 4.0%

Anheuser-Busch Companies, Inc.                                                         4,421,625   $      224,309,036
Brown-Forman Corp. Class A                                                               547,732           27,802,876
Brown-Forman Corp. Class B                                                                45,820   $        2,230,518
Coca-Cola Company (The)                                                                3,442,924          143,328,926
Coca-Cola Enterprises, Inc.                                                            1,756,930           36,631,991
PepsiCo., Inc.                                                                         6,267,913          327,185,059
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      761,488,406
---------------------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.7%

Amgen, Inc.(1)                                                                         4,060,747   $      260,496,920
Applera Corp. - Celera Genomics Group(1)                                                  26,000              357,500
Biogen Idec Inc.(1)                                                                       11,200              746,032
Genzyme Corp. - General Division(1)                                                      564,926           32,805,253
Gilead Sciences, Inc.(1)                                                                 115,482            4,040,715
Incyte Pharmaceuticals, Inc.(1)                                                           14,294              142,797
Invitrogen Corp.(1)                                                                      429,910           28,859,858
Vertex Pharmaceuticals, Inc.(1)                                                           13,000              137,410
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      327,586,485
---------------------------------------------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.0%

American Standard Companies, Inc.(1)                                                     977,738   $       40,400,134
Masco Corporation                                                                      4,157,854          151,886,407
Water Pik Technologies(1)                                                                  2,141               37,960
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      192,324,501
---------------------------------------------------------------------------------------------------------------------

CAPITAL MARKETS -- 4.1%

Affiliated Managers Group(1)                                                              20,520   $        1,390,025
Bank of New York Co., Inc. (The)                                                         402,028           13,435,776
Bear Stearns Companies, Inc.                                                              88,001            9,003,382
Credit Suisse Group(1)                                                                   155,136            6,521,607
Federated Investors, Inc.                                                              1,666,768           50,669,747
Franklin Resources, Inc.                                                               1,462,116          101,836,379
Goldman Sachs Group, Inc.                                                                832,738           86,638,062
Investors Financial Services Corp.                                                       453,428           22,662,331
Knight Trading Group, Inc.(1)                                                          1,750,000           19,162,500
Legg Mason, Inc.                                                                          26,461            1,938,533
Lehman Brothers Holdings, Inc.                                                            99,493            8,703,648
Mellon Financial Corporation                                                             221,912            6,903,682
Merrill Lynch & Co., Inc.                                                              2,108,147          126,003,946
Morgan Stanley Dean Witter & Co.                                                       4,737,998          263,053,649
Northern Trust Corp.                                                                     368,571           17,905,179
Nuveen Investments Class A                                                               150,000            5,920,500
Piper Jaffray Companies, Inc.(1)                                                          41,059            1,968,779
Price (T. Rowe) Group, Inc.                                                              191,743           11,926,415

                        See notes to financial statements

SECURITY                                                                            SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS (CONTINUED)

Raymond James Financial, Inc.                                                            147,337   $        4,564,500
Schwab (Charles) & Co.                                                                   857,261           10,252,842
State Street Corp.                                                                       131,670            6,467,630
UBS AG                                                                                    63,392            5,314,785
Waddell & Reed Financial, Inc., Class A                                                  340,438            8,133,064
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      790,376,961
---------------------------------------------------------------------------------------------------------------------

CHEMICALS -- 1.0%

Airgas, Inc.                                                                             353,715   $        9,376,985
Arch Chemicals, Inc.                                                                       4,950              142,461
Bayer AG ADR                                                                              40,000            1,359,200
Dow Chemical Co. (The)                                                                   247,183           12,238,030
DuPont (E.I.) de Nemours & Co.                                                         1,328,903           65,182,692
Ecolab, Inc.                                                                             258,423            9,078,400
MacDermid, Inc.                                                                           61,937            2,235,926
Monsanto Company                                                                          19,181            1,065,505
Olin Corp.                                                                                 9,900              217,998
PPG Industries, Inc.                                                                      23,542            1,604,623
Rohm and Haas, Co.                                                                         2,601              115,042
RPM, Inc.                                                                                 70,138            1,378,913
Sigma-Aldrich Corp.                                                                      630,897           38,144,033
Solutia Inc.(1)                                                                           20,293               23,743
Valspar Corp.                                                                            818,316           40,923,983
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      183,087,534
---------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 8.6%

AmSouth Bancorporation                                                                   626,715   $       16,231,919
Associated Banc-Corp.                                                                  1,061,378           35,248,363
Bank of America Corporation                                                            4,845,034          227,668,148
Bank of Hawaii Corp.                                                                      69,735            3,538,354
Bank of Montreal                                                                         267,204           12,863,201
Banknorth Group, Inc.                                                                     10,000              366,000
BB&T Corp.                                                                             1,826,737           76,814,291
Canadian Imperial Bank of Commerce                                                       100,000            6,026,000
City National Corp.                                                                      273,260           19,305,819
Colonial Bancgroup, Inc. (The)                                                           253,936            5,391,061
Comerica, Inc.                                                                           331,589           20,233,561
Commerce Bancshares, Inc.                                                                155,154            7,788,731
Compass Bancshares, Inc.                                                                 301,339           14,666,169
Fifth Third Bancorp                                                                    1,355,381           64,082,414
First Citizens BancShares, Inc.                                                           30,600            4,536,450
First Financial Bancorp                                                                   47,933              838,828
First Horizon National Corp.                                                             155,551   $        6,705,804
First Midwest Bancorp, Inc.                                                              815,329           29,588,289
Hibernia Corp. Class A                                                                   187,345            5,528,551
HSBC Holdings PLC ADR                                                                    592,965           50,485,040
Huntington Bancshares, Inc.                                                              586,532           14,534,263
Keycorp                                                                                  625,951           21,219,739
M&T Bank Corp.                                                                            47,419            5,113,665
Marshall & Ilsley Corp.                                                                  629,932           27,842,994
National City Corp.                                                                    1,677,060           62,973,603
North Fork Bancorporation, Inc.                                                        1,785,892           51,522,984
PNC Bank Corp.                                                                           156,003            8,960,812
Popular, Inc.                                                                              1,432               41,285
Regions Financial Corp.                                                                2,282,030           81,217,448
Royal Bank of Canada                                                                     349,353           18,669,424
Royal Bank of Scotland Group PLC                                                          50,837            1,707,348
S&T Bancorp, Inc.                                                                        100,000            3,769,000
Societe Generale                                                                         809,647           81,960,387
Southwest Bancorporation of Texas, Inc.                                                1,255,140           29,232,211
SunTrust Banks, Inc.                                                                   1,307,505           96,598,469
Synovus Financial Corp.                                                                1,345,581           38,456,705
TCF Financial Corporation                                                                 72,500            2,330,150
U.S. Bancorp                                                                           5,276,270          165,252,776
Valley National Bancorp                                                                  164,652            4,552,628
Wachovia Corp.                                                                         2,239,760          117,811,376
Wells Fargo & Company                                                                  2,391,184          148,612,086
Westamerica Bancorporation                                                               268,474           15,654,719
Whitney Holding Corp.                                                                    347,200           15,620,528
Zions Bancorporation                                                                     250,076           17,012,670
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $    1,638,574,263
---------------------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES AND SUPPLIES -- 2.0%

Allied Waste Industries, Inc.(1)                                                       1,674,390   $       15,538,339
Apollo Group, Inc. Class A(1)                                                             18,411            1,485,952
Avery Dennison Corp.                                                                   1,157,598           69,421,152
Banta Corp.                                                                               42,341            1,895,183
Block (H&R), Inc.                                                                        732,354           35,885,346
Cendant Corp.                                                                            549,359           12,844,013
Century Business Services, Inc.(1)                                                       185,000              806,600
Cintas Corp.                                                                           1,399,270           61,371,982
Consolidated Graphics, Inc.(1)                                                            70,215            3,222,869
Deluxe Corporation                                                                        32,000            1,194,560
Donnelley (R.R.) & Sons Co.                                                               91,260            3,220,565
Equifax, Inc.                                                                             80,000            2,248,000

                        See notes to financial statements

SECURITY                                                                            SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES (CONTINUED)

Gevity HR, Inc.                                                                           78,125   $        1,606,250
HNI Corp.                                                                              1,470,565           63,307,823
Hudson Highland Group, Inc.(1)                                                            11,581              333,533
Ikon Office Solutions, Inc.                                                               83,040              959,942
Imagistics International Inc.(1)                                                             809               27,231
Laureate Education Inc.(1)                                                               520,213           22,936,191
Manpower, Inc.                                                                             2,000               96,600
Miller (Herman) Inc.                                                                     541,800           14,969,934
Monster Worldwide Inc.(1)                                                                154,426            5,194,891
Navigant Consulting, Inc.(1)                                                             463,017           12,316,252
Pitney Bowes, Inc.                                                                        42,343            1,959,634
School Specialty Corp.(1)                                                                 49,197            1,897,036
ServiceMaster Co.                                                                      1,224,880           16,891,095
Steelcase Inc.                                                                           123,000            1,702,320
Waste Management, Inc.                                                                 1,145,998           34,311,180
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      387,644,473
---------------------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.2%

3Com Corp.(1)                                                                            873,949   $        3,644,367
ADC Telecommunications, Inc.(1)                                                          301,164              807,119
Alcatel S.A. ADR(1)                                                                       43,728              683,469
Avaya, Inc.(1)                                                                            56,571              973,021
Ciena Corp.(1)                                                                           380,378            1,270,463
Cisco Systems, Inc.(1)                                                                 4,475,139           86,370,183
Comverse Technology, Inc.(1)                                                             375,922            9,191,293
Corning, Inc.(1)                                                                       3,645,380           42,906,123
Enterasys Networks, Inc.(1)                                                               55,945              100,701
JDS Uniphase Corp.(1)                                                                     52,451              166,270
Lucent Technologies, Inc.(1)                                                             555,464            2,088,545
Motorola, Inc.                                                                           980,426           16,863,327
Nokia Corp., Class A, ADR                                                              2,050,478           32,130,990
Nortel Networks Corp.(1)                                                               1,135,030            3,961,255
Qualcomm, Inc.                                                                           758,638           32,166,251
Riverstone Networks, Inc.(1)                                                              28,706               30,572
Tellabs, Inc.(1)                                                                         110,405              948,379
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      234,302,328
---------------------------------------------------------------------------------------------------------------------

COMPUTERS AND PERIPHERALS -- 3.4%

Dell Inc.(1)                                                                           4,460,429   $      187,962,478
EMC Corp.(1)                                                                           1,388,652           20,649,255
Gateway, Inc.(1)                                                                          95,621              574,682
Hewlett-Packard Co.                                                                    1,094,183           22,945,018
International Business Machines Corp.                                                  2,426,216   $      239,176,373
Lexmark International Group, Inc.(1)                                                   1,804,885          153,415,225
McData Corp., Class A(1)                                                                  17,982              107,173
Network Appliance, Inc.(1)                                                               488,000           16,211,360
Palmone, Inc.(1)                                                                          65,230            2,058,007
Sun Microsystems, Inc.(1)                                                                366,670            1,972,685
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      645,072,256
---------------------------------------------------------------------------------------------------------------------

CONSTRUCTION AND ENGINEERING -- 0.1%

Dycom Industries, Inc.(1)                                                                149,711   $        4,569,180
Jacobs Engineering Group, Inc.(1)                                                        229,985           10,990,983
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $       15,560,163
---------------------------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.1%

CRH plc                                                                                  329,450   $        8,812,801
Vulcan Materials Company                                                                 184,512           10,076,200
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $       18,889,001
---------------------------------------------------------------------------------------------------------------------

CONSUMER FINANCE -- 1.2%

American Express Co.                                                                     772,583   $       43,550,504
Capital One Financial Corp.                                                            1,411,152          118,833,110
MBNA Corporation                                                                         456,002           12,854,696
Providian Financial Corp.(1)                                                             457,296            7,531,665
SLM Corp.                                                                                905,499           48,344,592
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      231,114,567
---------------------------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 0.1%

Bemis Co.                                                                                295,186   $        8,586,961
Caraustar Industries, Inc.(1)                                                            167,599            2,819,015
Sealed Air Corp.(1)                                                                       37,014            1,971,736
Sonoco Products Co.                                                                      160,690            4,764,459
Temple-Inland, Inc.                                                                       57,962            3,964,601
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $       22,106,772
---------------------------------------------------------------------------------------------------------------------

DISTRIBUTORS -- 0.1%

Genuine Parts Company                                                                    323,060   $       14,234,024
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $       14,234,024
---------------------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.7%

Citigroup Inc.                                                                         4,110,278   $      198,033,194
Finova Group, Inc.(1)                                                                    175,587               28,094

                        See notes to financial statements

SECURITY                                                                             SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)

ING groep, N.V. ADR                                                                      257,281   $        7,782,750
Moody's Corp.                                                                             67,543            5,866,110
Morgan (J.P.) Chase & Co.                                                              2,952,221          115,166,141
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      326,876,289
---------------------------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%

Alltel Corp.                                                                           1,632,558   $       95,929,108
AT&T Corp.                                                                               495,955            9,452,902
BCE, Inc.                                                                              3,400,000           82,042,000
BellSouth Corp.                                                                          455,705           12,664,042
Cincinnati Bell Inc.(1)                                                                  169,013              701,404
Citizens Communications Co.                                                               13,568              187,103
Deutsche Telekom AG(1)                                                                 2,006,790           45,513,997
McLeodUSA(1)                                                                              21,974               15,821
PTEK Holdings, Inc.(1)                                                                    28,000              299,880
Qwest Communications International, Inc.(1)                                               59,924              266,063
RSL Communications Ltd.(1)(2)                                                            247,161                    0
SBC Communications, Inc.                                                               1,464,924           37,751,091
Sprint Corp. - FON Group                                                                 101,903            2,532,290
Talk America Holdings, Inc.(1)                                                             9,703               64,234
Telefonos de Mexico ADR                                                                2,000,000           76,640,000
Verizon Communications                                                                 1,050,565           42,558,388
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      406,618,323
---------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.3%

Ameren Corp.                                                                               5,000   $          250,700
American Electric Power, Inc.                                                                960               32,966
Exelon Corp.                                                                           1,002,000           44,158,140
PG&E Corp.(1)                                                                             47,705            1,587,622
Southern Co. (The)                                                                        65,985            2,211,817
TECO Energy, Inc.                                                                         34,145              523,784
TXU Corp.                                                                                250,196           16,152,654
Wisconsin Energy Corp.                                                                     9,576              322,807
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $       65,240,490
---------------------------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.5%

American Power Conversion Corp.                                                           34,704   $          742,666
Baldor Electric Co.                                                                      149,060            4,103,622
Emerson Electric Co.                                                                   1,111,539           77,918,884
Rockwell International Corp.                                                             156,699            7,764,435
Roper Industries, Inc.                                                                    23,122            1,405,124
Thomas & Betts Corp.(1)                                                                  114,600            3,523,950
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $       95,458,681
---------------------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.7%

Agilent Technologies, Inc.(1)                                                            569,891   $       13,734,373
Arrow Electronics, Inc.(1)                                                                 8,750              212,625
Dionex Corp.(1)                                                                          139,750            7,919,633
Flextronics International Ltd.(1)                                                        293,053            4,049,992
Jabil Circuit, Inc.(1)                                                                 2,127,971           54,433,498
Molex, Inc., Class A                                                                      65,367            1,742,031
National Instruments Corp.                                                               735,687           20,047,471
PerkinElmer, Inc.                                                                        254,526            5,724,290
Plexus Corp.(1)                                                                          158,108            2,056,985
Sanmina Corp.(1)                                                                       1,140,602            9,660,899
Solectron Corporation(1)                                                               1,752,794            9,342,392
X-Rite Incorporated                                                                      288,000            4,610,880
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      133,535,069
---------------------------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT AND SERVICES -- 0.7%

Baker Hughes, Inc.                                                                       457,426   $       19,518,367
Core Laboratories N.V.(1)                                                                 31,290              730,622
Grant Prideco, Inc.(1)                                                                    35,444              710,652
Halliburton Company                                                                      990,930           38,884,093
National-Oilwell, Inc.(1)                                                                514,062           18,141,248
Schlumberger Ltd.                                                                        567,476           37,992,518
Smith International, Inc.(1)                                                             140,000            7,617,400
Transocean Sedco Forex, Inc.(1)                                                          106,247            4,503,810
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      128,098,710
---------------------------------------------------------------------------------------------------------------------

FOOD AND STAPLES RETAILING -- 2.2%

Albertson's, Inc.                                                                      1,022,529   $       24,417,993
Casey's General Stores, Inc.                                                              89,966            1,632,883
Costco Wholesale Corp.                                                                   927,132           44,882,460
CVS Corp.                                                                                132,268            5,961,319
Kroger Co. (The)(1)                                                                    1,357,551           23,811,445
Safeway, Inc.(1)                                                                       1,649,342           32,558,011
Sysco Corp.(2)(3)                                                                         30,000            1,143,381
Sysco Corp.                                                                            1,749,792           66,789,561
Sysco Corp.(2)(3)                                                                         25,000              953,892
Walgreen Co.                                                                             800,825           30,727,655
Wal-Mart Stores, Inc.                                                                  3,481,821          183,909,785
Winn-Dixie Stores, Inc.                                                                  204,622              931,030
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      417,719,415
---------------------------------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.8%

Archer-Daniels-Midland Co.                                                             1,143,641   $       25,514,631

                        See notes to financial statements

SECURITY                                                                             SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS (CONTINUED)

Campbell Soup Co.                                                                      1,242,265   $       37,131,301
Conagra Inc.                                                                           1,657,734           48,820,266
Dean Foods Co.(1)                                                                        443,988           14,629,405
Del Monte Foods, Co.(1)                                                                   99,492            1,096,402
General Mills, Inc.                                                                      186,227            9,257,344
Heinz (H.J.) Co.                                                                         292,208           11,393,190
Hershey Foods Corp.                                                                      507,333           28,177,275
JM Smucker Co.                                                                            12,365              582,021
Kellogg Co.                                                                               59,640            2,663,522
Kraft Foods, Inc.                                                                            465               16,559
McCormick & Co., Inc.                                                                      1,624               62,686
Nestle SA                                                                                275,000           71,773,953
Sara Lee Corp.                                                                         3,789,758           91,484,758
Smithfield Foods, Inc.(1)                                                              4,207,530          124,500,813
Tyson Foods, Inc.                                                                        315,272            5,801,005
Wrigley (Wm.) Jr. Company Class A                                                        902,761           62,462,034
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      535,367,165
---------------------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT AND SUPPLIES -- 1.4%

Advanced Medical Optics(1)                                                                 3,558   $          146,376
Bausch & Lomb, Inc.                                                                       29,250            1,885,455
Baxter International, Inc.                                                               221,749            7,659,210
Becton & Dickinson and Co.                                                                64,173            3,645,026
Biomet, Inc.                                                                             419,890           18,219,027
Boston Scientific Corporation(1)                                                       1,110,370           39,473,654
Dentsply International, Inc.                                                              10,928              614,154
Edwards Lifesciences Corp.(1)                                                             10,353              427,165
Guidant Corp.                                                                             74,638            5,381,400
Hillenbrand Industries, Inc.                                                             586,943           32,598,814
Hospira, Inc.(1)                                                                         246,711            8,264,819
Lumenis Ltd.(1)                                                                          100,000              193,500
Medtronic, Inc.                                                                        2,312,831          114,878,316
St. Jude Medical, Inc.(1)                                                                 48,028            2,013,814
Steris Corp.(1)                                                                            8,125              192,725
Stryker Corp.                                                                             36,741            1,772,753
VISX, Inc.(1)                                                                             50,000            1,293,500
Waters Corp.(1)                                                                          165,841            7,759,700
Zimmer Holdings, Inc.(1)                                                                 285,489           22,873,379
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      269,292,787
---------------------------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS AND SERVICES -- 1.9%

AmerisourceBergen Corp.                                                                  141,513   $        8,303,983
Andrx Group(1)                                                                           180,170   $        3,933,111
Beverly Enterprises, Inc.(1)                                                             357,143            3,267,858
Cardinal Health, Inc.                                                                  1,840,995          107,053,859
Caremark Rx, Inc.(1)                                                                     701,471           27,659,002
Cigna Corp.                                                                               11,836              965,463
Express Scripts, Inc.(1)                                                                  26,658            2,037,738
HCA Inc.                                                                                     140                5,594
Health Management Associates, Inc., Class A                                              856,502           19,459,725
IDX Systems Corp.(1)                                                                      60,000            2,067,600
IMS Health, Inc.                                                                         280,530            6,511,101
McKesson HBOC, Inc.                                                                        2,631               82,771
Medco Health Solutions, Inc.(1)                                                          170,891            7,109,066
Parexel International Corp.(1)                                                            27,837              565,091
Renal Care Group, Inc.(1)                                                                480,046           17,276,856
Schein (Henry), Corp.(1)                                                               1,188,477           82,765,538
Service Corp. International(1)                                                           142,389            1,060,798
Stewart Enterprises, Inc.(1)                                                             114,000              796,860
Sunrise Assisted Living, Inc.(1)                                                         144,000            6,675,840
Tenet Healthcare Corp.(1)                                                                  3,961               43,492
UnitedHealth Group, Inc.                                                                 201,976           17,779,947
Ventiv Health, Inc.(1)                                                                   160,833            3,268,127
WellPoint Inc.(1)                                                                        404,000           46,460,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      365,149,420
---------------------------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS AND LEISURE -- 1.9%

Brinker International, Inc.(1)                                                           304,144   $       10,666,330
Carnival Corporation                                                                     565,071           32,565,042
CBRL Group, Inc.                                                                          62,047            2,596,667
Darden Restaurants Inc.                                                                  184,714            5,123,966
Evans (Bob) Farms, Inc.                                                                   51,662            1,350,445
Gaylord Entertainment Co.(1)                                                             428,482           17,794,857
International Game Technology                                                            400,000           13,752,000
International Speedway Corporation                                                       118,344            6,248,563
Jack in the Box, Inc.(1)                                                                 500,000           18,435,000
Lone Star Steakhouse & Saloon, Inc.                                                      145,981            4,087,468
Marriott International, Inc.                                                             288,169           18,148,884
McDonald's Corp.                                                                         690,866           22,149,164
MGM Grand, Inc.(1)                                                                        94,445            6,869,929
Navigant International, Inc.(1)                                                           44,278              538,863
Outback Steakhouse, Inc.                                                               1,641,207           75,134,456
Papa John's International, Inc. (1)                                                      195,330            6,727,165
Royal Caribbean Cruises Ltd.                                                             500,000           27,220,000
Sonic Corp.(1)                                                                           159,765            4,872,833

                        See notes to financial statements

SECURITY                                                                             SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE (CONTINUED)

Starbucks Corp.(1)                                                                     1,229,375   $       76,663,825
Yum! Brands, Inc.                                                                        236,779           11,171,233
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      362,116,690
---------------------------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.6%

Blyth Industries, Inc.                                                                   708,382   $       20,939,772
D.R. Horton Inc.                                                                         468,942           18,903,052
Department 56, Inc.(1)                                                                   255,162            4,248,447
Fortune Brands Inc.                                                                      128,148            9,890,463
Helen of Troy Ltd.(1)                                                                     20,000              672,200
Interface, Inc. Class A(1)                                                                75,467              752,406
Leggett & Platt, Inc.                                                                  1,813,805           51,566,476
Maytag Corp.                                                                              27,073              571,240
Newell Rubbermaid, Inc.                                                                  374,251            9,053,132
Snap-On, Inc.                                                                             42,453            1,458,685
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      118,055,873
---------------------------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.7%

Clorox Co. (The)                                                                          53,688   $        3,163,834
Colgate-Palmolive Co.                                                                    699,356           35,779,053
Energizer Holdings(1)                                                                    168,981            8,396,666
Kimberly-Clark Corp.                                                                   1,476,156           97,145,826
Procter & Gamble Co.                                                                   3,229,777          177,896,117
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      322,381,496
---------------------------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 2.9%

3M Co.                                                                                   697,787   $       57,267,379
General Electric Co.                                                                  11,805,529          430,901,809
Teleflex, Inc.                                                                            33,700            1,750,378
Tyco International Ltd.                                                                2,017,132           72,092,298
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      562,011,864
---------------------------------------------------------------------------------------------------------------------

INSURANCE -- 5.9%

21st Century Insurance Group                                                              70,700   $          961,520
Aegon N.V. ADR                                                                         5,311,829           72,825,176
AFLAC Inc.                                                                             2,190,281           87,260,795
Allstate Corp. (The)                                                                     199,712           10,329,105
American International Group, Inc.                                                     5,670,853          372,404,917
AON Corp.                                                                                824,293           19,667,631
Berkshire Hathaway, Inc., Class A(1)                                                         450           39,555,000
Berkshire Hathaway, Inc., Class B(1)                                                      40,634          119,301,424
Chubb Corporation                                                                          7,077              544,221
Commerce Group, Inc.                                                                     120,000   $        7,324,800
Gallagher (Arthur J.) and Co.                                                            821,773           26,707,623
Hartford Financial Services Group, Inc.                                                   13,797              956,270
Jefferson-Pilot Corp.                                                                    186,921            9,712,415
Lincoln National Corp.                                                                    52,903            2,469,512
Manulife Financial Corp.                                                                  74,958            3,463,060
Marsh & McLennan Cos., Inc.                                                            1,080,587           35,551,312
MetLife, Inc.                                                                          1,869,700           75,741,547
Old Republic International Corp.                                                         240,548            6,085,864
Progressive Corp.(2)(3)                                                                   10,900              923,369
Progressive Corp.                                                                      1,991,008          168,917,119
Safeco Corp.                                                                             173,122            9,043,893
St. Paul Companies, Inc. (The)                                                           311,524           11,548,195
Torchmark Corp.                                                                          417,159           23,836,465
UICI                                                                                      43,597            1,477,938
UnumProvident Corp.                                                                       53,710              963,557
XL Capital Ltd., Class A                                                                 187,100           14,528,315
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $    1,122,101,043
---------------------------------------------------------------------------------------------------------------------

INTERNET AND CATALOG RETAIL -- 0.5%

Amazon.com Inc.(1)                                                                        23,500   $        1,040,815
eBay, Inc.(1)                                                                            619,501           72,035,576
IAC/InterActivecorp(1)                                                                   806,192           22,267,023
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $       95,343,414
---------------------------------------------------------------------------------------------------------------------

INTERNET SOFTWARE AND SERVICES -- 0.0%

Retek, Inc.(1)                                                                           110,742   $          681,063
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $          681,063
---------------------------------------------------------------------------------------------------------------------

IT SERVICES -- 2.8%

Accenture Ltd.(1)                                                                      4,838,000   $      130,626,000
Acxiom Corp.                                                                             647,804           17,037,245
Affiliated Computer Services(1)                                                          183,730           11,058,709
Automatic Data Processing, Inc.                                                        1,553,046           68,877,590
BISYS Group, Inc. (The)(1)                                                               280,492            4,614,093
Ceridian Corp.(1)                                                                         27,490              502,517
Certegy, Inc.                                                                             42,862            1,522,887
Computer Sciences Corp.(1)                                                               362,598           20,439,649
CSG Systems International, Inc.(1)                                                        25,200              471,240
DST Systems, Inc.(1)                                                                     391,634           20,411,964
eFunds Corp.(1)                                                                           17,645              423,656
Electronic Data Systems Corp.                                                             77,336            1,786,462

                        See notes to financial statements

SECURITY                                                                             SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------
IT SERVICES (CONTINUED)

First Data Corp.                                                                       3,776,540   $      160,654,012
Fiserv, Inc.(1)                                                                          300,000           12,057,000
Gartner Group, Inc., Class A(1)                                                            4,811               59,945
Gartner Group, Inc., Class B(1)                                                           27,576              338,909
Keane, Inc.(1)                                                                            50,295              739,337
Paychex, Inc.                                                                          1,398,101           47,647,282
Perot Systems Corp.(1)                                                                   725,507           11,629,877
Safeguard Scientifics, Inc.(1)                                                            26,579               56,347
SunGard Data Systems, Inc.(1)                                                            773,601           21,916,116
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      532,870,837
---------------------------------------------------------------------------------------------------------------------

LEISURE EQUIPMENT AND PRODUCTS -- 0.0%

Eastman Kodak Co.                                                                        113,722   $        3,667,535
Mattel, Inc.                                                                               1,096               21,361
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $        3,688,896
---------------------------------------------------------------------------------------------------------------------

MACHINERY -- 3.1%

Caterpillar, Inc.                                                                         53,830   $        5,248,963
Danaher Corporation                                                                    4,031,970          231,475,398
Deere & Co.                                                                            3,350,000          249,240,000
Donaldson Company, Inc.                                                                   80,440            2,620,735
Dover Corp.                                                                              165,567            6,943,880
Federal Signal Corp.                                                                     283,471            5,006,098
Illinois Tool Works, Inc.                                                                809,040           74,981,827
ITT Industries, Inc.                                                                       4,214              355,872
Nordson Corporation                                                                      163,978            6,570,598
Parker-Hannifin Corporation                                                               30,653            2,321,658
Tecumseh Products Co., Class A                                                           125,700            6,008,460
Wabtec                                                                                    94,504            2,014,825
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      592,788,314
---------------------------------------------------------------------------------------------------------------------

MEDIA -- 5.3%

ADVO, Inc.                                                                               750,000   $       26,737,500
Arbitron, Inc.(1)                                                                         11,555              452,725
Belo (A.H.) Corp.                                                                        542,924           14,246,326
Cablevision Systems Corp.(1)                                                             207,410            5,165,546
Catalina Marketing Corp.                                                                  88,490            2,621,959
Clear Channel Communications, Inc.                                                       145,017            4,856,619
Comcast Corp. Class A(1)                                                               1,968,785           65,521,165
Comcast Corp. Class A Special(1)                                                       1,280,622           42,055,626
Disney (Walt) Company                                                                  4,834,833          134,408,357
EchoStar Communications, Class A                                                          35,150            1,168,386
Entercom Communications Corp.(1)                                                         220,000   $        7,895,800
Gannett Co., Inc.                                                                      1,562,342          127,643,341
Havas Advertising, S.A. ADR                                                            3,142,938           17,565,880
Interpublic Group of Companies, Inc.(1)                                                1,134,505           15,202,367
Knight Ridder, Inc.                                                                       18,123            1,213,154
Lamar Advertising Co.(1)                                                                 241,409           10,327,477
Liberty Media Corp. Class A(1)                                                         1,013,104           11,123,882
Liberty Media Corp. Class B(1)                                                            32,876              381,362
Liberty Media International Inc. Class A(1)                                               50,655            2,341,781
Liberty Media International Inc. Class B(1)                                                1,643               80,408
McClatchy Co. (The)                                                                       48,066            3,451,619
McGraw-Hill Companies, Inc. (The)                                                        446,964           40,915,085
Meredith Corp.                                                                           190,000           10,298,000
New York Times Co. (The), Class A                                                        303,168           12,369,254
News Corp. Inc. - Class A                                                                187,934            3,506,848
Omnicom Group, Inc.                                                                    2,318,719          195,514,386
Proquest Company(1)                                                                      115,000            3,415,500
Publicis Groupe SA                                                                       360,784           11,681,944
Reuters Holdings plc ADR                                                                   1,431               61,461
Scripps (The E.W) Company                                                                 51,066            2,465,466
Time Warner Inc.(1)                                                                    4,102,164           79,746,068
Tribune Co.                                                                            1,428,878           60,212,919
Univision Communications, Inc.(1)                                                        401,298           11,745,992
Viacom, Inc., Class A                                                                     29,774            1,104,020
Viacom, Inc., Class B                                                                    971,451           35,351,102
Vivendi Universal S.A. ADR(1)                                                            490,725           15,737,551
Washington Post Co. (The)                                                                 14,970           14,715,809
Westwood One, Inc.(1)                                                                    122,400            3,296,232
WPP Group plc                                                                            139,450            1,529,144
WPP Group plc ADR                                                                        256,051           13,993,187
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $    1,012,121,248
---------------------------------------------------------------------------------------------------------------------

METALS AND MINING -- 0.4%

Alcoa, Inc.                                                                              797,947   $       25,071,495
Allegheny Technologies, Inc.                                                              21,408              463,911
Inco, Ltd.(1)                                                                            200,000            7,356,000
Nucor Corp.                                                                              442,924           23,182,642
Phelps Dodge Corp.                                                                        14,862            1,470,149
Steel Dynamics, Inc.                                                                     311,800           11,810,984
Worthington Industries, Inc.                                                              75,160            1,471,633
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $       70,826,814
---------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                                             SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.8%

99 Cents Only Stores(1)                                                                1,142,232   $       18,458,469
Dollar General Corp.                                                                     101,456            2,107,241
Dollar Tree Stores, Inc.(1)                                                              813,306           23,325,616
Family Dollar Stores, Inc.                                                             2,618,411           81,772,976
Kohls Corp.(1)                                                                                55                2,704
May Department Stores Co. (The)                                                          607,760           17,868,144
Neiman Marcus Group, Inc. (The)                                                                6                  401
Nordstrom, Inc.                                                                           65,692            3,069,787
Penney (J.C.) Company, Inc.                                                              223,408            9,249,091
Sears, Roebuck & Co.                                                                      23,074            1,177,466
Target Corp.                                                                           3,547,475          184,220,377
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      341,252,272
---------------------------------------------------------------------------------------------------------------------

MULTI-UTILITIES AND UNREGULATED POWER -- 0.1%

AES Corporation(1)                                                                        49,542   $          677,239
Dominion Resources, Inc.                                                                  10,464              708,831
Duke Energy Corp.                                                                        417,416           10,573,147
Dynegy, Inc.(1)                                                                           63,525              293,486
National Fuel Gas Co.                                                                      4,000              113,360
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $       12,366,063
---------------------------------------------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.0%

Xerox Corp.(1)                                                                            42,878   $          729,355
Zebra Technologies Corp., Class A(1)                                                      13,500              759,780
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $        1,489,135
---------------------------------------------------------------------------------------------------------------------

OIL AND GAS -- 7.8%

Amerada Hess Corp.                                                                        18,947   $        1,560,854
Anadarko Petroleum Corp.                                                               2,557,003          165,719,364
Apache Corporation                                                                     2,075,352          104,950,551
Ashland, Inc.                                                                             85,716            5,004,100
BP plc ADR                                                                             5,081,540          296,761,936
Burlington Resources, Inc.                                                             4,259,405          185,284,118
ChevronTexaco Corporation                                                                311,976           16,381,860
ConocoPhillips                                                                         1,675,581          145,490,698
Devon Energy Corp.                                                                     1,015,400           39,519,368
El Paso Corp.                                                                            148,709            1,546,574
Exxon Mobil Corp.                                                                      6,231,588          319,431,201
Kerr - McGee Corp.                                                                       267,327           15,448,827
Kinder Morgan, Inc.                                                                    1,781,672          130,293,673
Marathon Oil Corp.                                                                         1,450               54,535
Murphy Oil Corporation                                                                    19,518            1,570,223
Newfield Exploration Company(1)                                                           60,000   $        3,543,000
Royal Dutch Petroleum Co.                                                                 83,074            4,766,786
Total Fina Elf SA ADR                                                                    400,000           43,936,000
Valero Energy Corp.                                                                      103,020            4,677,108
Williams Companies Inc (The)                                                             219,065            3,568,569
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $    1,489,509,345
---------------------------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.2%

Georgia-Pacific Corp.                                                                    598,732   $       22,440,475
International Paper Co.                                                                  112,154            4,710,468
Louisiana-Pacific Corp.                                                                   70,750            1,891,855
MeadWestvaco Corp.                                                                        84,358            2,858,893
Neenah Paper Inc.(1)                                                                      44,890            1,463,414
Weyerhaeuser Co.                                                                          89,778            6,034,877
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $       39,399,982
---------------------------------------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 1.5%

Avon Products, Inc.                                                                      173,400   $        6,710,580
Gillette Company                                                                       3,950,586          176,907,241
Lauder (Estee) Companies, Inc.                                                         2,092,312           95,765,120
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      279,382,941
---------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 6.2%

Abbott Laboratories                                                                    2,821,474   $      131,621,762
Allergan, Inc.                                                                            38,300            3,104,981
Bristol-Myers Squibb Company                                                           4,566,981          117,006,053
Elan Corp., PLC ADR(1)                                                                    31,838              867,586
Forest Laboratories, Inc.(1)                                                              56,800            2,548,048
GlaxoSmithKline plc                                                                      430,517           20,402,201
Johnson & Johnson                                                                      3,181,341          201,760,646
King Pharmaceuticals, Inc.(1)                                                            505,637            6,269,899
Lilly (Eli) & Co.                                                                      3,412,870          193,680,373
Merck & Co., Inc.                                                                      2,317,124           74,472,365
Mylan Laboratories, Inc.                                                                  27,992              494,899
Novo Nordisk ADR                                                                         292,277           15,858,950
Pfizer, Inc.                                                                           8,662,582          232,936,830
Schering AG ADR                                                                           25,000            1,856,250
Schering-Plough Corp.                                                                  2,515,998           52,534,038
Sepracor, Inc.(1)                                                                          4,000              237,480
Teva Pharmaceutical Industries Ltd. ADR                                                2,282,011           68,140,848
Watson Pharmaceuticals, Inc.(1)                                                          865,911           28,410,540
Wyeth Corp.                                                                              790,783           33,679,448
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $    1,185,883,197
---------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                                             SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------
REAL ESTATE -- 0.2%

AvalonBay Communities, Inc.                                                               28,867   $        2,173,685
Catellus Development Corp.                                                               419,601           12,839,791
Forest City Enterprises - Class A                                                         38,663            2,225,056
Jones Lang Lasalle, Inc.(1)                                                              154,567            5,782,351
Plum Creek Timber Co., Inc.                                                              198,791            7,641,526
Trammell Crow Co.(1)                                                                     764,200           13,839,662
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $       44,502,071
---------------------------------------------------------------------------------------------------------------------

ROAD AND RAIL -- 0.2%

ANC Rental Corporation(1)                                                                459,525   $               46
Burlington Northern Santa Fe Corp.                                                       207,932            9,837,263
CSX Corporation                                                                           38,134            1,528,411
Florida East Coast Industries, Inc.                                                      121,978            5,501,208
Heartland Express, Inc.                                                                  653,154           14,676,370
Kansas City Southern Industries, Inc.(1)                                                  15,215              269,762
Norfolk Southern Corp.                                                                     3,990              144,398
Union Pacific Corp.                                                                        7,811              525,290
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $       32,482,748
---------------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS AND SEMICONDUCTOR
EQUIPMENT -- 2.0%

Agere Systems, Inc.(1)                                                                     6,495   $            8,898
Agere Systems, Inc., Class B(1)                                                          159,398              215,187
Altera Corp.(1)                                                                           66,116            1,368,601
Analog Devices, Inc.                                                                     778,870           28,755,880
Applied Materials, Inc.(1)                                                             1,741,642           29,782,078
Broadcom Corp. - Class A(1)                                                              530,892           17,137,194
Broadcom Corp. - Class A(1)(2)(3)                                                         35,000            1,128,105
Conexant Systems, Inc.(1)                                                                134,174              267,006
Cypress Semiconductor Corporation(1)                                                     152,742            1,791,664
Freescale Semiconductor-B(1)                                                             101,704            1,867,286
Intel Corp.                                                                            9,580,974          224,098,982
KLA-Tencor Corp.(1)                                                                      148,373            6,911,214
Linear Technologies Corp.                                                                187,760            7,277,578
LSI Logic Corporation(1)                                                                 132,810              727,799
Maxim Integrated Products Co.                                                            374,351           15,868,739
Mindspeed Technologies Inc.(1)                                                            44,724              124,333
Skyworks Solutions, Inc.(1)                                                               98,685              930,600
Taiwan Semiconductor ADR                                                                     866                7,352
Teradyne, Inc.(1)                                                                         27,996              477,892
Texas Instruments, Inc.                                                                1,912,604           47,088,310
Xilinx, Inc.                                                                              59,554            1,765,776
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      387,600,474
---------------------------------------------------------------------------------------------------------------------

SOFTWARE -- 2.1%

Adobe Systems, Inc.                                                                      258,794   $       16,236,736
Cadence Design Systems, Inc.(1)                                                          900,000           12,429,000
Cognos, Inc.(1)                                                                           77,000            3,392,620
Computer Associates International, Inc.                                                   33,070            1,027,154
Compuware Corp.(1)                                                                       150,944              976,608
Electronic Arts Inc.(1)                                                                   21,405            1,320,260
Fair, Isaac and Co., Inc.                                                                997,172           36,576,269
Henry (Jack) & Associates                                                                201,006            4,002,029
Intuit, Inc.(1)                                                                          921,314           40,547,029
Microsoft Corp.                                                                        7,312,311          195,311,827
Oracle Corp.(1)                                                                          817,568           11,217,033
PalmSource, Inc.(1)                                                                       20,208              257,450
Parametric Technology Corp.(1)                                                            94,600              557,194
Reynolds & Reynolds, Co.                                                                 216,412            5,737,082
Sap AG ADR                                                                               600,000           26,526,000
Siebel Systems, Inc.(1)                                                                  179,184            1,881,432
Symantec Corporation(1)                                                                1,499,722           38,632,839
VERITAS Software Corp.(1)                                                                243,942            6,964,544
Wind River Systems, Inc.(1)                                                               91,910            1,245,381
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      404,838,487
---------------------------------------------------------------------------------------------------------------------

SPECIALTY RETAIL -- 2.0%

Abercrombie & Fitch Co.                                                                   11,225   $          527,014
AutoNation, Inc.(1)                                                                    1,493,099           28,682,432
Best Buy Co., Inc.                                                                       113,610            6,750,706
Burlington Coat Factory Warehouse Corp.                                                  238,448            5,412,770
CarMax, Inc.(1)                                                                           67,797            2,105,097
Circuit City Stores, Inc.                                                                216,000            3,378,240
Gap, Inc. (The)                                                                          541,012           11,426,173
Home Depot, Inc. (The)                                                                 4,281,726          183,000,969
Limited Brands, Inc.                                                                     762,510           17,552,980
Lowe's Companies                                                                         875,941           50,445,442
Office Depot, Inc.(1)                                                                    205,276            3,563,591
Officemax Inc.                                                                             2,192               68,785
Payless Shoesource, Inc.(1)                                                               23,100              284,130
Pep Boys - Manny, Moe & Jack (The)                                                        83,415            1,423,894
Radioshack Corp.                                                                         631,599           20,766,975
Sherwin-Williams Co. (The)                                                                80,569            3,595,794
Staples, Inc.                                                                            158,266            5,335,147
Tiffany & Co.                                                                             57,286            1,831,433
TJX Companies, Inc. (The)                                                              1,716,834           43,144,038
Too, Inc.(1)                                                                              38,284              936,427
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      390,232,037
---------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                                              SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
Textiles, Apparel and Luxury Goods -- 0.7%

Coach, Inc.(1)                                                                           365,720   $       20,626,608
Nike Inc., Class B                                                                     1,329,222          120,547,143
Unifi, Inc.(1)                                                                             1,208                4,627
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      141,178,378
---------------------------------------------------------------------------------------------------------------------

THRIFTS AND MORTGAGE FINANCE -- 0.7%

Countrywide Financial Corp.                                                            1,499,998   $       55,514,926
Fannie Mae                                                                               345,171           24,579,627
Freddie Mac                                                                              135,586            9,992,688
Golden West Financial Corporation                                                         74,590            4,581,318
MGIC Investment Corp.                                                                     85,000            5,857,350
Radian Group, Inc.                                                                        30,800            1,639,792
Washington Mutual, Inc.                                                                  927,674           39,222,057
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $      141,387,758
---------------------------------------------------------------------------------------------------------------------

TOBACCO -- 0.2%

Altria Group Inc.                                                                        763,945   $       46,677,040
UST, Inc.                                                                                    439               21,120
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $       46,698,160
---------------------------------------------------------------------------------------------------------------------

TRADING COMPANIES AND DISTRIBUTORS -- 0.0%

United Rentals, Inc.(1)                                                                  401,179   $        7,582,283
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $        7,582,283
---------------------------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.1%

Nextel Communications, Inc., Class A(1)                                                  134,072   $        4,022,160
Telephone and Data Systems, Inc.                                                          70,844            5,451,446
Vodafone Group plc ADR                                                                   213,962            5,858,280
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $       15,331,886
---------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $14,860,534,853)                                                               $   19,109,250,562
---------------------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.0%

SECURITY                                                                              SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES AND UNREGULATED POWER -- 0.0%

Enron Corp.(1)(2)                                                                         11,050   $                0
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $                0
---------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $4,500,777)                                                                    $                0
---------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                                                              SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.0%

Wachovia Corp. (Dividend Equalization Preferred Shares)(1)                               166,518   $              167
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $              167
---------------------------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $39,407)                                                                       $              167
---------------------------------------------------------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                                                              SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.0%

Lucent Technologies, Inc.                                                                 18,106   $           28,607
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $           28,607
---------------------------------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $0)                                                                            $           28,607
---------------------------------------------------------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                                                              SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
BANKS -- 0.0%

Bank United Corp. (Litigation Contingent Payment Rights)(1)(2)                           102,072   $            6,124
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $            6,124
---------------------------------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 0.0%

Seagate Technology, Inc. (Tax Refund Rights)(1)(2)                                       197,392   $                0
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $                0
---------------------------------------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%

McLeodUSA (Escrow Rights)(1)(2)                                                        1,592,200   $                0
---------------------------------------------------------------------------------------------------------------------
                                                                                                   $                0
---------------------------------------------------------------------------------------------------------------------

TOTAL RIGHTS
   (IDENTIFIED COST $50,596)                                                                       $            6,124
---------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SHORT-TERM INVESTMENTS -- 0.1%

                                                                              PRINCIPAL
                                                                              AMOUNT
SECURITY                                                                      (000'S OMITTED)      VALUE
---------------------------------------------------------------------------------------------------------------------
INVESTORS BANK & Trust Company --
Time Deposit, 2.25%, 1/3/05                                                   $         7,668      $        7,668,000
---------------------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $7,668,000)                                                                 $        7,668,000
---------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 0.1%

                                                                              PRINCIPAL
                                                                              AMOUNT
SECURITY                                                                      (000'S OMITTED)      VALUE
---------------------------------------------------------------------------------------------------------------------
Societe Generale North America, 2.32%, 1/5/05                                 $        22,295      $       22,289,253
---------------------------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $22,289,253)                                                                $       22,289,253
---------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
   (IDENTIFIED COST $14,895,082,886)                                                               $   19,139,242,713
---------------------------------------------------------------------------------------------------------------------

SECURITIES SOLD SHORT -- -1.0%

SECURITY                                                                       SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                  3,000,000      $     (197,010,000)
---------------------------------------------------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
   (PROCEEDS $169,710,627)                                                                         $     (197,010,000)
---------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES
   EXCLUDING SECURITIES SOLD SHORT -- 1.0%                                                         $      198,909,689
---------------------------------------------------------------------------------------------------------------------

Net Assets -- 100.0%                                                                               $   19,141,142,402
---------------------------------------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1)  Non-income producing security.

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Security subject to restrictions on resale (see Note 7).

                        See notes to financial statements

TAX-MANAGED GROWTH PORTFOLIO as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $14,895,082,886)                           $  19,139,242,713
Cash                                                                                           2,563
Deposits with brokers for securities sold short                                          169,710,627
Dividends and interest receivable                                                         24,103,436
Receivable for investments sold                                                            4,256,707
Tax reclaim receivable                                                                     1,180,262
----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $  19,338,496,308
----------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold short, at value (proceeds received of $169,710,627)                $     197,010,000
Payable for dividends on securities sold short                                               225,000
Payable to affiliate for Trustees' fees                                                        6,053
Accrued expenses                                                                             112,853
----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $     197,353,906
----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $  19,141,142,402
----------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                            $  14,924,128,572
Net unrealized appreciation (computed on the basis of identified cost)                 4,217,013,830
----------------------------------------------------------------------------------------------------
TOTAL                                                                              $  19,141,142,402
----------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $3,794,755)                                       $     291,107,513
Interest                                                                                   1,157,693
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $     292,265,206
----------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $      77,609,178
Trustees' fees and expenses                                                                   25,376
Custodian fee                                                                              1,999,827
Dividends on securities sold short                                                           225,000
Legal and accounting services                                                                 94,573
Miscellaneous                                                                                304,587
----------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $      80,258,541
----------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                      $              39
   Reduction of investment adviser fee                                                        26,667
----------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                           $          26,706
----------------------------------------------------------------------------------------------------

NET EXPENSES                                                                       $      80,231,835
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $     212,033,371
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $     152,362,325
   Foreign currency transactions                                                              60,515
----------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $     152,422,840
----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                             $   1,345,093,649
   Securities sold short                                                                 (27,299,373)
   Foreign currency                                                                           84,431
----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $   1,317,878,707
----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $   1,470,301,547
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $   1,682,334,918
----------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                            YEAR ENDED           YEAR ENDED
IN NET ASSETS                                                  DECEMBER 31, 2004    DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------
From operations --
   Net investment incom                                        $     212,033,371    $     163,045,716
   Net realized gain from investment
      transactions, securities sold short
      and foreign currency transactions                              152,422,840           70,909,770
   Net change in unrealized appreciation
      (depreciation) of investments,
      securities sold short and
      foreign currency                                             1,317,878,707        3,174,709,110
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $   1,682,334,918    $   3,408,664,596
-----------------------------------------------------------------------------------------------------
Capitasl Transaction --
   Contributions                                               $   1,775,098,351    $   1,351,483,956
   Withdrawals                                                    (1,925,879,872)      (1,722,081,135)
-----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                        $    (150,781,521)   $    (370,597,179)
-----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $   1,531,553,397    $   3,038,067,417
-----------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $  17,609,589,005    $  14,571,521,588
-----------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $  19,141,142,402    $  17,609,589,005
-----------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                           YEAR ENDED DECEMBER 31,
                                                ------------------------------------------------------------------------------
                                                    2004            2003            2002             2001             2000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily
  net assets):
   Net expenses                                         0.45%           0.45%           0.45%            0.45%            0.45%
   Net expenses after custodian fee reduction           0.45%             --              --               --               --
   Net investment income                                1.18%           1.05%           0.85%            0.64%            0.67%
Portfolio Turnover                                         3%             15%             23%              18%              13%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         9.67%          23.88%         (19.52)%          (9.67)%             --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)         $ 19,141,142    $ 17,609,589    $ 14,571,522     $ 18,335,865     $ 18,385,069
------------------------------------------------------------------------------------------------------------------------------

+    The operating expenses of the Portfolio
     reflect a reduction of the investment
     adviser fee. Had such action not been
     taken, the ratios would have been as
     follows:

Ratios (As a percentage of average daily net
  assets):
   Expenses                                             0.45%             --              --               --               --
   Expenses after custodian fee reduction               0.45%             --              --               --               --
   Net investment income                                1.18%             --              --               --               --

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

TAX-MANAGED GROWTH PORTFOLIO as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the Portfolio. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

     B INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains or losses, and any other items of income, gain, loss, deduction or credit.

     C FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     D PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an asset in the Statement of Assets and Liabilities, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

     E SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recognized when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

     F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

     G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Fund enters into agreements with the service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

     H OTHER -- Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

     I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

     J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 0.625% annually of average daily net assets of the Portfolio up to $500,000,000 and at reduced rates as daily net assets exceed that level. Certain of the advisory fee rate reductions are pursuant to an agreement between the Portfolio's Board of Trustees and BMR. Those reductions may not be changed without Trustee and interestholder approval. For the year ended December 31, 2004, the advisory fee was 0.43% of the Portfolio's average daily net assets. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the year ended December 31, 2004, BMR waived $26,667 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred.

     Certain officers and Trustees of the Portfolio are officers of the above organizations.

3    INVESTMENT TRANSACTIONS

     For the year ended December 31, 2004, purchases and sales of investments, other than short-term obligations, aggregated $534,673,041 and $946,726,635, respectively. In addition, investments having an aggregate market value of $808,158,950 at dates of withdrawal were distributed in payment for capital withdrawals. During the year ended December 31, 2004, investors contributed securities with a value of $1,370,704,943.

4    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004 as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                          $   4,833,216,291
     ---------------------------------------------------------
     Gross unrealized appreciation           $  14,307,238,475
     Gross unrealized depreciation                  (1,212,053)
     ---------------------------------------------------------
     NET UNREALIZED APPRECIATION             $  14,306,026,422
     ---------------------------------------------------------

5    FINANCIAL INSTRUMENTS

     The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

     The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2004.

6    LINE OF CREDIT

     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.1% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

7    RESTRICTED SECURITIES

     At December 31, 2004, the Portfolio owned the following securities (representing 0.02% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are eligible for resale after December 15, 2005, except for the 25,000 shares of Sysco Corp. which are eligible for resale after March 3, 2005. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                   DATE OF
     COMMON STOCKS                 ACQUISITION   SHARES       COST       FAIR VALUE
     ----------------------------------------------------------------------------------
     Broadcom Corp. - Class A         12/15/04   35,000   $  1,121,815   $    1,128,105

     Progressive Corp.                12/15/04   10,900        943,939          923,369

     Sysco Corp.                        3/3/04   25,000        994,756          953,892

     Sysco Corp.                      12/15/04   30,000      1,115,824        1,143,381
     ----------------------------------------------------------------------------------
                                                          $  4,176,334   $    4,148,747
     ----------------------------------------------------------------------------------

TAX-MANAGED GROWTH PORTFOLIO as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF TAX-MANAGED GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Growth Portfolio (the Portfolio) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data present fairly, in all material respects, the financial position of Tax-Managed Growth Portfolio at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its supplementary data for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 200530

EATON VANCE TAX-MANAGED GROWTH FUND 1.0

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Series Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                        POSITION(S)      TERM OF                                NUMBER OF PORTFOLIOS
                         WITH THE       OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND      LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN BY
    DATE OF BIRTH      THE PORTFOLIO     SERVICE       DURING PAST FIVE YEARS        TRUSTEE(1)         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes           Trustee       Since 1997   Chairman, President and             195                Director of EVC
11/9/41                                              Chief Executive Officer
                                                     of BMR, EVC, EVM and EV;
                                                     Director of EV; Vice
                                                     President and Director of
                                                     EVD. Trustee and/or
                                                     officer of 195 registered
                                                     investment companies in
                                                     the Eaton Vance Fund
                                                     Complex. Mr. Hawkes is an
                                                     interested person because
                                                     of his positions with
                                                     BMR, EVM, EVC and EV,
                                                     which are affiliates of
                                                     the Trust and the
                                                     Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III    Chairman of    Trustee of    Jacob H. Schiff Professor           195           Director of Tiffany & Co.
2/23/35                  the Board     the Trust     of Investment Banking                              (specialty retailer) and
                        and Trustee    since 1986;   Emeritus, Harvard                                        Telect, Inc.
                                       of the        University Graduate                                    (telecommunication
                                       Portfolio     School of Business                                      services company)
                                       since 1995    Administration.
                                       and Chairman
                                       of the Board
                                       since 2005

William H. Park           Trustee       Since 2003   President and Chief                 195                      None
9/19/47                                              Executive Officer, Prizm
                                                     Capital Management, LLC
                                                     (investment management
                                                     firm) (since 2002).
                                                     Executive Vice President
                                                     and Chief Financial
                                                     Officer, United Asset
                                                     Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms)
                                                     (1982-2001).

Ronald A. Pearlman        Trustee       Since 2003   Professor of Law,                   195                      None
7/10/40                                              Georgetown University Law
                                                     Center (since 1999). Tax
                                                     Partner, Covington &
                                                     Burling, Washington, DC
                                                     (1991-2000).

Norton H. Reamer          Trustee      Trustee of    President, Chief                    195                      None
9/21/35                                 the Trust    Executive Officer and a
                                       since 1986;   Director of Asset
                                         of the      Management Finance Corp.
                                        Portfolio    (a specialty finance
                                        since 1995   company serving the
                                                     investment management
                                                     industry) (since October
                                                     2003). President, Unicorn
                                                     Corporation (an
                                                     investment and financial
                                                     advisory services
                                                     company) (since September
                                                     2000). Formerly, Chairman
                                                     and Chief Operating
                                                     Officer, Hellman, Jordan
                                                     Management Co., Inc. (an
                                                     investment management
                                                     company) (2000-2003).
                                                     Formerly, Advisory
                                                     Director of Berkshire
                                                     Capital Corporation
                                                     (investment banking firm)
                                                     (2002-2003). Formerly,
                                                     Chairman of the Board,
                                                     United Asset Management
                                                     Corporation (a holding
                                                     company owning
                                                     institutional investment
                                                     management firms) and
                                                     Chairman, President and
                                                     Director, UAM Funds
                                                     (mutual funds)
                                                     1980-2000).

Lynn A. Stout             Trustee       Trustee of   Professor of Law,                   195                      None
9/14/57                                 the Trust    University of California
                                       since 1998;   at Los Angeles School of
                                          of the     Law (since July 2001).
                                        Portfolio    Formerly, Professor of
                                        since 2003   Law, Georgetown
                                                     University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)             TERM OF
                             WITH THE             OFFICE AND
    NAME AND                 TRUST AND             LENGTH OF                            PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH            THE PORTFOLIO            SERVICE                              DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
Duncan W. Richardson         President            Since 2002          Senior Vice President and Chief Equity Investment Officer
10/26/57                                                              of EVM and BMR. Officer of 46 registered investment
                                                                      companies managed by EVM or BMR.

Thomas E. Faust Jr.       Vice President     Vice President of the    Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                    Trust since 1998, of the   Investment Officer of EVM and BMR and Director of EVC.
                                             Portfolio since 2002     Chief Executive Officer of Belair Capital Fund LLC,
                                                                      Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport
                                                                      Capital Fund LLC and Belrose Capital Fund LLC (private
                                                                      investment companies sponsored by EVM). Officer of 59
                                                                      registered investment companies managed by EVM or BMR.

Alan R. Dynner               Secretary            Since 1997          Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                                              EVM, EVD, EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

Michelle A. Green            Treasurer           Since 2002(2)        Vice President of EVM and BMR. Chief Financial Officer of
8/25/69                                                               Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar
                                                                      Capital Fund LLC, Belport Capital Fund LLC and Belrose
                                                                      Capital Fund LLC (private investment companies sponsored by
                                                                      EVM). Officer of 82 registered investment companies managed by EVM or BMR.

Paul M. O'Neil                 Chief              Since 2004          Vice President of EVM and BMR. Officer of 195 registered
7/11/53                     Compliance                                investment companies managed by EVM or BMR.
                              Officer

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Green served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                       This Page Intentionally Left Blank

               INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

            ADMINISTRATOR OF EATON VANCE TAX-MANAGED GROWTH FUND 1.0
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                     EATON VANCE TAX-MANAGED GROWTH FUND 1.0
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

157-2/05                                                                   TGSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2003, and December 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

EATON VANCE TAX-MANAGED GROWTH FUND 1.0

FISCAL YEARS ENDED                                   12/31/03          12/31/04
--------------------------------------------------------------------------------
Audit Fees                                          $   10,506        $   10,918

Audit-Related Fees(1)                               $        0        $        0

Tax Fees(2)                                         $    5,200        $    5,300

All Other Fees(3)                                   $        0        $        0
                                                    ----------------------------
Total                                               $   15,706        $   16,218
                                                    ============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                                   12/31/03         12/31/04
--------------------------------------------------------------------------------
Registrant                                          $    5,200        $    5,300

Eaton Vance (1)                                     $  479,858        $  334,713

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

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(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (I)sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (II) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SERIES TRUST


By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Michelle A. Green
      ---------------------
      Michelle A. Green
      Treasurer


Date: February 16, 2005


By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: February 16, 2005